Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2017-4

Class A-1 1.45000% Asset Backed Notes

Class A-2A 1.83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 2.04% Asset Backed Notes

Class B 2.36% Asset Backed Notes

Class C 2.60% Asset Backed Notes

Class D 3.08% Asset Backed Notes

Class E 0% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2017-4, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and The Bank of New York Mellon, as the Trust Collateral Agent, dated as of October 4, 2017. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	10/05/2017
Monthly Period Ending:	11/30/2017
Prev. Distribution/Close Date:	11/15/2017
Distribution Date:	12/18/2017
Days of Interest for Period:	33
Days in Collection Period:	57
Transaction Month:	1

Purchases	Units	Start Date	Closing Date	Original Pool Balance
Initial Purchase	69,343	10/05/2017	11/15/2017	$1,414,654,756

Total	69,343			$1,414,654,756

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$1,414,654,756

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	30,833,930
{3} Collections on Receivables paid off during period				{3}	12,643,852
{4} Receivables becoming Liquidated Receivables during period				{4}	82,795
{5} Receivables becoming Purchased Receivables during period				{5}	825,359
{6} Other Receivables adjustments				{6}	18,727

{7} Total Monthly Principal Amounts					{7}	44,404,663

{8} End of period Aggregate Principal Balance					{8}	$1,370,250,093

{9} Pool Factor					{9}	96.8610954%

MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{10} Original Note Balance	{10}	$240,000,000	$333,780,000	$75,000,000	$296,200,000	$102,570,000

{11} Beginning of period Note Balance	{11}	$240,000,000	$333,780,000	$75,000,000	$296,200,000	$102,570,000

{12} Noteholders’ Principal Distributable Amount	{12}	44,404,663	0	0	0	0
{13} Noteholders’ Accelerated Principal Amount	{13}	21,132,997	0	0	0	0
{14} Aggregate Principal Parity Amount	{14}	0	0	0	0	0
{15} Matured Principal Shortfall	{15}

{16} End of period Note Balance	{16}	$174,462,340	$333,780,000	$75,000,000	$296,200,000	$102,570,000

{17} Note Pool Factors	{17}	72.6926417%	100.0000000%	100.0000000%	100.0000000%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$127,320,000	$125,190,000	$33,250,000		$1,333,310,000

{18} Beginning of period Note Balance	{18}	$127,320,000	$125,190,000	$33,250,000		$1,333,310,000

{19} Noteholders’ Principal Distributable Amount	{19}	0	0	0		44,404,663
{20} Noteholders’ Accelerated Principal Amount	{20}	0	0	0		21,132,997
{21} Aggregate Principal Parity Amount	{21}	0	0	0		0
{22} Matured Principal Shortfall	{22}					0

{23} End of period Note Balance	{23}	$127,320,000	$125,190,000	$33,250,000		$1,267,772,340

{24} Note Pool Factors	{24}	100.0000000%	100.0000000%	100.0000000%		95.0845895%

CALCULATION OF STEP-DOWN AMOUNT:
{25} Ending Pool Balance			{25}		$1,370,250,093
{26} 14.75 % of Ending Aggregate Principal Balance			{26}	202,111,889
{27} Less Specified Reserve Balance			{27}	(28,293,095)
{28} Sum of {26} and {27}			{28}	173,818,794
{29} Required Pro Forma Note Balance {25} - {28}			{29}		1,196,431,299

{30} Beginning Note Balance			{30}	1,333,310,000
{31} Total Monthly Principal Amount			{31}	(44,404,663)
{32} Pro-Forma Note Balance ( Assuming 100% Pay-down)			{32}		1,288,905,337

{33} Excess of Required Pro-forma over Pro-forma Balance			{33}		0
{34} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($7,073,274)			{34}		0
{35} Step-Down Amount Lesser of {33} or {34}			{35}			$0

CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{36} Total Monthly Principal Amounts								{36}	$44,404,663
{37} Step-down Amount								{37}	0
{38} Principal Distributable Amount								{38}		$44,404,663

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{39}	Class A - 1	$240,000,000	0	1.450000%	33	Actual days/360	$319,000
{40}	Class A - 2A	$333,780,000	0	1.83000%	33	30/360	559,916
{41}	Class A - 2B	$75,000,000	0	1.43028%	33	Actual days/360	98,332
{42}	Class A - 3	$296,200,000	0	2.04000%	33	30/360	553,894
{43}	Class B	$102,570,000	0	2.36000%	33	30/360	221,894
{44}	Class C	$127,320,000	0	2.60000%	33	30/360	303,446
{45}	Class D	$125,190,000	0	3.08000%	33	30/360	353,454
{46}	Class E (1)	$33,250,000	0	0.00000%	33	30/360	0

(1)      Prior to the 24th distribution date, interest will accrue at 0.00%. From and after the 24th distribution date, if on the 24th distribution date target OC is met, interest will accrue at 3.18%, otherwise interest will accrue at 0.00%.

RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{47} Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{47}	43,477,782
{48} Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	28,611,564
{49} Liquidation Proceeds collected during period (net of Fees)								{49}	0
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	825,359
{51} Investment Earnings - Collection Account								{51}	25,020
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	11,934
{53} Collection of Supplemental Servicing - Extension Fees								{53}	36,270
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds								{54}	46,613
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	147,906

{56} Total Available Funds								{56}		73,182,448

Distributions:
{57} Base Servicing Fee								{57}	5,039,708
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	46,613
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	147,906
{61} Trustee and Trust Collateral Agent Fees								{61}	417
{62} Asset Representations Reviewer Fee								{62}	0
{63} Owner Trustee Fee								{63}	208
{64} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{64}	319,000
{65} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{65}	559,916
{66} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{66}	98,332
{67} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{67}	553,894
{68} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{68}	0
{69} Class B Noteholders’ Interest Distributable Amount								{69}	221,894
{70} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{70}	0
{71} Class C Noteholders’ Interest Distributable Amount								{71}	303,446
{72} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{72}	0
{73} Class D Noteholders’ Interest Distributable Amount								{73}	353,454
{74} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{74}	0
{75} Class E Noteholders’ Interest Distributable Amount								{75}	0
{76} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{76}	0
{77} Noteholders’ Principal Distributable Amount								{77}	44,404,663
{78} To the Reserve Account, the Reserve Account Deposit								{78}	0
{79} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{79}	21,132,997
{80} Add’l fees (Trustee, ARR, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{80}	0
{81} To the Certificateholders, the aggregate amount remaining								{81}	0
{82} Total Distributions								{82}		$73,182,448

CALCULATION OF PRINCIPAL PARITY AMOUNT:

	Class	(X) Cumulative Note Balance	(Y) Pool Balance		(I) Excess of (X) - (Y)	(II) Available Funds in Waterfall	Lesser of (I) or (II)
{83}	Class A	$944,980,000	$1,370,250,093		$0	$66,416,454	$0
{84}	Class B	1,047,550,000	1,370,250,093		0	66,194,560	0
{85}	Class C	1,174,870,000	1,370,250,093		0	65,891,114	0
{86}	Class D	1,300,060,000	1,370,250,093		0	65,537,660	0
{87}	Class E	1,333,310,000	1,370,250,093		0	65,537,660	0
{88}	Total

CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{89} Excess Available Funds								{89}	$21,132,997
{90} Pro-Forma Note Balance (Calculated after Step-Down)								{90}	1,288,905,337
{91} Required Pro Forma Note Balance								{91}	1,196,431,299
{92} Excess of Pro-Forma Balance over Required Pro-Forma Balance								{92}	92,474,038
{93} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance								{93}		$21,132,997

RECONCILIATION OF RESERVE ACCOUNT:

										Current
{94} Specified Reserve Balance										$28,293,095

{95} Beginning of period Reserve Account balance								{95}		$28,293,095

{96} The Reserve Account Deposit, from Collection Account								{96}	0
{97} Investment Earnings								{97}	11,934
{98} Investment Earnings - transferred to Collection Account Available Funds								{98}	(11,934)
{99} Reserve Account Withdrawal Amount								{99}	0

{100} End of period Reserve Account balance								{100}		$28,293,095

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{101} Aggregate Principal Balance		{101}	$1,370,250,093
{102} End of Period Note Balance		{102}	1,267,772,340
{103} Overcollateralization		{103}	102,477,753
{104} Overcollateralization %		{104}		7.48%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{105} Original Number of Receivables		{105}	69,343	0
{106} Beginning of period number of Receivables		{106}	0	69,343
{107} Number of Receivables becoming Liquidated Receivables during period		{107}	7	7
{108} Number of Receivables becoming Purchased Receivables during period		{108}	36	36
{109} Number of Receivables paid off during period		{109}	965	965
{110} End of period number of Receivables		{110}	68,335	68,335

STATISTICAL DATA: (CURRENT AND HISTORICAL):

		Original	Prev. Month	Current
{111} Weighted Average APR of the Receivables	{111}	12.98%	12.98%	12.99%
{112} Weighted Average Remaining Term of the Receivables	{112}	67.00	67.00	65.02
{113} Weighted Average Original Term of Receivables	{113}	71.00	71.00	71.00
{114} Average Receivable Balance	{114}	$20,401	$20,401	$20,052
{115} Net Losses in Period	{115}	$0	$0	$82,795
{116} Aggregate Realized Losses	{116}	$0	$0	$82,795
{117} Aggregate Realized Loss Percentage	{117}		0.000%	0.005%
{118} ABS Prepay Speed	{118}		0.0000	1.9341

DELINQUENCY:

		Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{119} 31-60 days	{119}	2,618	$49,529,105	3.50%
{120} 61-90 days	{120}	398	6,850,325	0.48%
{121} 91-120 days	{121}	4	59,606	0.00%
{122} Total	{122}	3,020	$56,439,036	3.98%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{123} Receivables with Scheduled Payment delinquent 61 days or more		{123}	$6,909,931	0.49%

{124} Compliance (Trigger Violation is a Delinquency Rate Greater Than 5.30% )		{124}		Yes

EXTENSIONS

{125} Principal Balance of Receivables extended during current period	{125}		$3,191,495
{126} Beginning of Period Aggregate Principal Balance	{126}		1,414,654,756
{127} Extension Rate {125} divided by {126}	{127}			0.23%

CREDIT RISK RETENTION(1)

			Dollars	Percentage

{128} Fair Value of Residual Interest		{128}	141,090,537	9.70%
{129} Total Fair Value of Notes and Residual Interest		{129}	1,461,884,410	100.00%

{130} Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)		{130}		Yes

(1)

Recalculated as of the closing date. Changes in the fair value methodology or inputs and assumptions as described in the prospectus include final interest rates and final tranche sizes as of the closing date and listed above. In determining the interest payments on the floating rate Class A-2-B Notes, one-month LIBOR is assumed to reset consistent with the applicable forward rate curve as of November 15,2017.

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	December 13, 2017

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